Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,188,163.05

Principal:
Principal Collections	$13,743,302.93
Prepayments in Full	$7,008,518.68
Liquidation Proceeds	$251,053.20
Recoveries	$93,456.05
Sub Total	$21,096,330.86
Collections	$22,284,493.91

Purchase Amounts:
Purchase Amounts Related to Principal	$333,558.32
Purchase Amounts Related to Interest	$1,786.72
Sub Total	$335,345.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,619,838.95

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,619,838.95
Servicing Fee	$292,639.42	$292,639.42	$0.00	$0.00	$22,327,199.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,327,199.53
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,327,199.53
Interest - Class A-3 Notes	$70,362.84	$70,362.84	$0.00	$0.00	$22,256,836.69
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$22,154,901.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,154,901.69
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$22,098,293.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,098,293.86
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$22,056,139.53
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,056,139.53
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$21,999,280.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,999,280.20
Regular Principal Payment	$20,731,935.16	$20,731,935.16	$0.00	$0.00	$1,267,345.04
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,267,345.04
Residual Released to Depositor	$0.00	$1,267,345.04	$0.00	$0.00	$0.00
Total		$22,619,838.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,731,935.16
Total					$20,731,935.16
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,731,935.16	$43.96	$70,362.84	$0.15	$20,802,298.00	$44.11
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$20,731,935.16	$13.82	$327,919.33	$0.22	$21,059,854.49	$14.04

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$126,023,004.54	0.2672244	$105,291,069.38	0.2232635
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$339,153,004.54	0.2261427	$318,421,069.38	0.2123189

Pool Information
Weighted Average APR	4.005%	4.010%
Weighted Average Remaining Term	29.41	28.63
Number of Receivables Outstanding	29,475	28,476
Pool Balance	$351,167,309.73	$329,591,749.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$339,153,004.54	$318,421,069.38
Pool Factor	0.2299722	0.2158428

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$7,634,995.65
Yield Supplement Overcollateralization Amount	$11,170,680.15
Targeted Overcollateralization Amount	$11,170,680.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$11,170,680.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$239,112.02
(Recoveries)		120	$93,456.05
Net Loss for Current Collection Period			$145,655.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4977%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.2489%
Second Preceding Collection Period			0.4043%
Preceding Collection Period			0.5941%
Current Collection Period			0.5135%
Four Month Average (Current and Preceding Three Collection Periods)			0.4402%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,097	$8,840,611.42
(Cumulative Recoveries)			$1,149,816.34
Cumulative Net Loss for All Collection Periods			$7,690,795.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5037%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,157.83
Average Net Loss for Receivables that have experienced a Realized Loss			$1,877.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.20%	469	$7,239,222.74
61-90 Days Delinquent	0.22%	48	$727,749.12
91-120 Days Delinquent	0.05%	10	$173,032.24
Over 120 Days Delinquent	0.31%	50	$1,034,767.95
Total Delinquent Receivables	2.78%	577	$9,174,772.05

Repossession Inventory:
Repossessed in the Current Collection Period		20	$431,341.66
Total Repossessed Inventory		23	$518,424.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3816%
Preceding Collection Period			0.3325%
Current Collection Period			0.3793%
Three Month Average			0.3644%

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer